Insurance Risks	12 Months Ended
Dec. 31, 2013
Disclosure Changes In Allowance For Professional Liability Risks And Workers Compensation Risks [Abstract]
Insurance Risks

NOTE 9 – INSURANCE RISKS

The Company insures a substantial portion of its professional liability risks and workers compensation risks through its limited purpose insurance subsidiary. Provisions for loss for these risks are based upon management’s best available information including actuarially determined estimates.

The allowance for professional liability risks includes an estimate of the expected cost to settle reported claims and an amount, based upon past experiences, for losses incurred but not reported. These liabilities are necessarily based upon estimates and, while management believes that the provision for loss is adequate, the ultimate liability may be in excess of, or less than, the amounts recorded. To the extent that expected ultimate claims costs vary from historical provisions for loss, future earnings will be charged or credited. The provision for professional liability risks for continuing operations has reflected favorable adjustments related to prior year changes in estimates in each of the last three years.

NOTE 9 – INSURANCE RISKS (Continued)

The provision for loss for insurance risks, including the cost of coverage maintained with unaffiliated commercial reinsurance and insurance carriers, follows (in thousands):

	Year ended December 31,
	2013	2012	2011
Professional liability:
Continuing operations	$55,403	$51,200	$42,531
Discontinued operations	29,222	25,299	17,594
Workers compensation:
Continuing operations	$38,252	$40,998	$39,021
Discontinued operations	11,093	17,834	19,020

Changes in the allowance for professional liability risks and workers compensation risks for the years ended December 31 follow (including discontinued operations) (in thousands):

	2013			2012
	Professional liability	Workers compensation	Total	Professional liability	Workers compensation	Total
Allowance for insurance risks at beginning of year	$290,718	$193,361	$484,079	$263,727	$170,687	$434,414
Provision for loss for retained insurance risks:
Current year	68,631	51,136	119,767	72,111	52,871	124,982
Prior years	3,386	(7,378)	(3,992)	(7,906)	(1,956)	(9,862)
	72,017	43,758	115,775	64,205	50,915	115,120
Provision for reinsurance and insurance, administrative and overhead costs	12,608	5,587	18,195	12,294	7,917	20,211
Discount accretion	1,490	−	1,490	1,652	−	1,652
Contributions from managed facilities	250	250	500	105	405	510
Acquisitions	60	528	588	−	−	−
Payments for insurance risks:
Current year	(4,092)	(10,651)	(14,743)	(5,203)	(11,518)	(16,721)
Prior years	(77,717)	(31,441)	(109,158)	(54,691)	(29,218)	(83,909)
	(81,809)	(42,092)	(123,901)	(59,894)	(40,736)	(100,630)
Payments for reinsurance and insurance, administrative and overhead costs	(12,608)	(5,587)	(18,195)	(12,294)	(7,917)	(20,211)
Change in reinsurance and other recoverables	24,497	(8,168)	16,329	20,923	12,090	33,013
Allowance for insurance risks at end of year	$307,223	$187,637	$494,860	$290,718	$193,361	$484,079

	2011
	Professional liability	Workers compensation	Total
Allowance for insurance risks at beginning of year	$249,224	$84,180	$333,404
Provision for loss for retained insurance risks:
Current year	63,650	47,826	111,476
Prior years	(15,701)	1,678	(14,023)
	47,949	49,504	97,453
Provision for reinsurance and insurance, administrative and overhead costs	12,176	8,537	20,713
Discount accretion	1,920	−	1,920
Contributions from managed facilities	83	329	412
Acquisitions	9,569	11,312	20,881
Payments for insurance risks:
Current year	(5,513)	(12,939)	(18,452)
Prior years	(42,961)	(23,181)	(66,142)
	(48,474)	(36,120)	(84,594)
Payments for reinsurance and insurance, administrative and overhead costs	(12,176)	(8,537)	(20,713)
Change in reinsurance and other recoverables	3,456	61,482	64,938
Allowance for insurance risks at end of year	$263,727	$170,687	$434,414

NOTE 9 – INSURANCE RISKS (Continued)

A summary of the assets and liabilities related to insurance risks included in the accompanying consolidated balance sheet at December 31 follows (in thousands):

	2013			2012
	Professional liability	Workers compensation	Total	Professional liability	Workers compensation	Total
Assets:
Current:
Insurance subsidiary investments	$60,117	$36,178	$96,295	$53,133	$33,035	$86,168
Reinsurance recoverables	7,186	−	7,186	5,382	−	5,382
Other	−	150	150	−	150	150
	67,303	36,328	103,631	58,515	33,185	91,700
Non-current:
Insurance subsidiary investments	66,648	82,446	149,094	46,546	69,878	116,424
Reinsurance and other recoverables	70,465	68,626	139,091	58,025	76,794	134,819
Deposits	4,238	1,489	5,727	3,977	1,574	5,551
Other	−	39	39	−	40	40
	141,351	152,600	293,951	108,548	148,286	256,834
	$208,654	$188,928	$397,582	$167,063	$181,471	$348,534
Liabilities:
Allowance for insurance risks:
Current	$60,993	$40,044	$101,037	$54,088	$37,096	$91,184
Non-current	246,230	147,593	393,823	236,630	156,265	392,895
	$307,223	$187,637	$494,860	$290,718	$193,361	$484,079

Provisions for loss for professional liability risks retained by the Company’s limited purpose insurance subsidiary have been discounted based upon actuarial estimates of claim payment patterns using a discount rate of 1% to 5% depending upon the policy year. The discount rate was 1% for the 2011 through 2013 policy years and 1% to 5% for all prior policy years. The discount rates are based upon the risk free interest rate for the respective year. Amounts equal to the discounted loss provision are funded annually. The Company does not fund the portion of professional liability risks related to estimated claims that have been incurred but not reported. Accordingly, these liabilities are not discounted. If the Company did not discount any of the allowances for professional liability risks, these balances would have approximated $309.9 million at December 31, 2013 and $293.3 million at December 31, 2012.

Provisions for loss for workers compensation risks retained by the Company’s limited purpose insurance subsidiary are not discounted and amounts equal to the loss provision are funded annually.